Business Segment Information	12 Months Ended
Aug. 31, 2019
Business Segment Information [Abstract]
Business Segment Information

26. BUSINESS SEGMENT INFORMATION

The Company’s chief operating decision makers are the Chief Executive Officer, President and Executive Vice President, Chief Financial & Corporate Development Officer and they review the operating performance of the Company by segments, which are comprised of Wireline and Wireless. As a result of the restructuring undertaken in 2017, the Company reorganized and integrated its management structure, previously separated in the Consumer and Business Network Services segments, into a combined Wireline segment, as costs were becoming increasingly inseparable between these segments. There was no change to the Wireless operating segment. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The chief operating decision makers utilize operating income before restructuring costs and amortization for each segment as a key measure in making operating decisions and assessing performance.

The Wireline segment provides Cable telecommunications services including Video, Internet, Wi-Fi, Phone, Satellite Video and data networking through a national fibre-optic backbone network to Canadian consumers, North American businesses and public-sector entities. The Wireless segment provides wireless services for voice and data communications serving customers in Ontario, British Columbia and Alberta.

Both of the Company’s reportable segments are substantially located in Canada. Information on operations by segment is as follows:

		2018
	2019	(restated, note 2)
	$	$
Revenue
Wireline	4,300	4,292
Wireless	1,047	901
	5,347	5,193
Intersegment eliminations	(7)	(4)
	5,340	5,189
Operating income before restructuring costs and amortization
Wireline	1,955	1,915
Wireless	199	142
	2,154	2,057
Restructuring costs(1)	9	(446)
Amortization(1)	(1,038)	(1,025)
Operating income	1,125	586
Interest(1)
Operating	256	247
Other/non-operating	2	1
	258	248
Current taxes(1)
Operating	114	166
Other/non-operating	-	(29)
	114	137
(1) The Company does not report restructuring costs, amortization, interest or cash taxes on a segmented basis.

Capital expenditures

		2018
	2019	(restated, note 2)
	$	$
Capital expenditures accrual basis
Wireline	784	965
Wireless	385	343
	1,169	1,308
Equipment costs (net of revenue)
Wireline	43	53
Capital expenditures and equipment costs (net)
Wireline	827	1,018
Wireless	385	343
	1,212	1,361
Reconciliation to Consolidated Statements of Cash Flows
Additions to property, plant and equipment	1,109	1,121
Additions to equipment costs (net)	42	49
Additions to other intangibles	147	131
Total of capital expenditures and equipment costs (net) per Consolidated Statements of Cash Flows	1,298	1,301
Increase (decrease) in working capital and other liabilities related to capital expenditures	(28)	65
Decrease in customer equipment financing receivables	1	4
Less: Proceeds on disposal of property, plant and equipment	(59)	(9)
Total capital expenditures and equipment costs (net) reported by segments	1,212	1,361